Expense Example, No Redemption	Jul. 29, 2025 USD ($)
BRANDES INTERNATIONAL EQUITY FUND | Class C | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,926	[1]
BRANDES GLOBAL EQUITY FUND | Class C | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	692
Expense Example, No Redemption, 5 Years	1,207
Expense Example, No Redemption, 10 Years	2,431	[2]
BRANDES EMERGING MARKETS VALUE FUND | Class C | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,208	[3]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	$ 2,144	[4]

[1]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus.
[2]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[3]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[4]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ 10-year cost examples assume that the Class C shares automatically convert to Class A shares on the first day of the ninth year. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus